Related Party Debt - Debt composition (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Related party debt, current	$ 1,000	$ 695
Related party debt, net of current	996	2,725
Endurance Loan
Debt Instrument [Line Items]
Related party debt, current		222
Related party debt, net of current		741
Motherlode Promissory Note
Debt Instrument [Line Items]
Related party debt, current	196	185
Related party debt, net of current	490	683
Network Service Agreements
Debt Instrument [Line Items]
Related party debt, current	804	288
Related party debt, net of current	$ 506	1,051
Endurance Business Loan
Debt Instrument [Line Items]
Related party debt, net of current		$ 250